Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories
Inventories
5.	Inventories

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Raw materials	65,575	73,767
Work in process	2,999	1,095
Finished goods	113,998	111,364
Total	182,572	186,226

The Group recorded inventory write-down of RMB5,162 and RMB9,535 for the six months ended June 30, 2022 and 2023, respectively.

6.	Inventories

Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Raw material	117,845	65,575
Work-in-process	2,690	2,999
Finished goods	102,784	113,998
Total	223,319	182,572

The Group recorded inventory write-down of RMB44,134, RMB49,485 and RMB35,406 for the years ended December 31, 2020, 2021 and 2022, respectively.